TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income tax expense as reported in the consolidated statements of comprehensive income	$ 5,097	$ 7,717	$ 3,858
Statutory tax rates	23.00%	23.00%	23.00%
Theoretical tax expense calculated	$ 1,172	$ 1,775	$ 887
Tax benefit arising from "Preferred enterprises"	(357)	(532)	(262)
Foreign tax rate differential in subsidiaries	11	(3)	(4)
Non-deductible items and others	47	124	43
Total	(299)	(411)	(223)
Income tax (benefit) expense	$ 873	$ 1,364	$ 664